Tax Status - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Tax Status [Line Items]
Determination letter, obtained	true
Determination letter, date	Jun. 30, 2020
Uncertain tax positions	$ 0	$ 0
Interest or penalties related to uncertain tax positions	$ 0